Share Capital	12 Months Ended
Dec. 31, 2017
Share Capital [Abstract]
SHARE CAPITAL
NOTE 14 -	SHARE CAPITAL

Composition:

	Ordinary shares
	of NIS no par value each
	2017	2016	2015
	No nominal par value	NIS 1.00 par value	NIS 1.00 par value

Authorized share capital	11,666,667	11,666,667	35,000,000

Issued and outstanding	9,190,808	9,190,808	27,572,426

The Ordinary Shares confer upon the holders thereof all rights accruing to a shareholder of the Company, inter alia, the right to receive notices of, and to attend meetings of shareholders; for each share held, the right to one vote at all meetings of shareholders; and to share equally, on a per share basis, in such dividend and other distributions to shareholders of the Company as may be declared by the Board of Directors in accordance with the Company’s Articles and the Israeli Companies Law, and upon liquidation or dissolution of the Company, in the distribution of assets of the Company legally available for distribution to shareholders in accordance with the terms of applicable law and the Company’s Articles. All Ordinary Shares rank pari passu in all respects with each other.